BARON

FUNDS®

Baron iOpportunity Fund

Supplement dated February 19, 2010 to Summary Prospectus dated January 28, 2010

Effective immediately, the Summary Prospectus of Baron iOpportunity Fund (the “Fund”) is modified as follows:

On page 1 of the Summary Prospectus, the sentence below the “Annual Fund Operating Expenses” table, which reads: “The Fund imposes a short-term trading fee of 1% on redemptions for shares held for less than 6 months.” is deleted.

On page 5 of the Summary Prospectus, the last sentence of the last paragraph under “Purchase and Sale of Fund Shares,” which reads: “The Fund imposes a short-term trading fee of 1% on redemptions of shares held for less than 6 months.” is deleted.

This information supplements the Summary Prospectus dated January 28, 2010. This Supplement, the Summary Prospectus and the Prospectus constitute a current prospectus. To request another copy of the Summary Prospectus or the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

BARON

FUNDS®

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron iOpportunity Fund

Baron Fifth Avenue Growth Fund

Supplement dated February 19, 2010 to Prospectus dated January 28, 2010

Effective immediately, the Prospectus of the Baron Funds® (the “Funds”) is modified as follows:

On page 18 of the Prospectus, the sentence under the “Annual Fund Operating Expenses” table, which reads: “The Fund imposes a short-term trading fee of 1% on redemptions for shares held for less than 6 months.” is deleted.

On page 22 of the Prospectus, the last sentence of the last paragraph under “Purchase and Sale of Fund Shares,” which reads: “The Fund imposes a short-term trading fee of 1% on redemptions for shares held for less than 6 months.” is deleted.

On page 44 of the Prospectus, the heading “Short-Term Trading Fee” and the two paragraphs beneath it are deleted.

On page 47 of the Prospectus, the second to last sentence of the third full paragraph under “Policies Regarding Frequent Purchases and Redemptions of Fund Shares,” which reads: “Baron iOpportunity Fund imposes a 1% short-term trading fee (please see the “Short-Term Trading Fee” section on page 44 of this prospectus) to discourage frequent trading.” is deleted.

On page 47 of the Prospectus, the following sentence is added as the fifth full paragraph under “Policies Regarding Frequent Purchases and Redemptions of Fund Shares:” “The Adviser, in its sole discretion, may waive its polices regarding frequent purchases and redemptions of Fund shares for purchases, redemptions and exchanges that are part of a rebalancing or asset allocation program administered by an approved financial intermediary.”

This information supplements the Prospectus dated January 28, 2010. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

BARON

FUNDS®

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron iOpportunity Fund

Baron Fifth Avenue Growth Fund

Supplement dated February 19, 2010 to Statement of Additional Information dated January 28, 2010

Effective immediately, the Statement of Additional Information of the Baron Funds® (the “Funds”) is modified as follows:

On page 31 of the Statement of Additional Information, the second paragraph under “PURCHASE, REDEMPTION AND PRICING OF SHARES” which reads: “Baron iOpportunity Fund imposes a short-term trading fee on redemptions and exchanges of its shares held for less than 6 months. The fee is 1% of the redemption value and is deducted from the redemption proceeds. The Fund uses the “first-in, first-out” method to determine the holding period. So, if you bought shares on different days, the shares purchased first will be redeemed first for determining whether the fee applies. The fee is retained by the Fund for the benefit of the remaining shareholders to offset the administrative costs associated with processing redemptions and exchanges and portfolio management and to offset portfolio transaction costs. The Fund waives the fee for defined contribution plans and may waive the fee for other redemptions if the Adviser believes there exist extenuating circumstances that justify a waiver.” is deleted.

This information supplements the Statement of Additional Information dated January 28, 2010. This Supplement and the Statement of Additional Information constitute a current statement of additional information. To request another copy of the Prospectus and Statement of Additional Information, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

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